Prudential Investment Portfolios 12
Prudential Global Real Estate Fund

Supplement dated July 1, 2014 to the current Summary Prospectus and Prospectus of the fund named above, the “Fund.”

The Board of Directors of the Fund has approved adding the FTSE EPRA/NAREIT Developed Real Estate Net Index (“FTSE Index”) as an additional Fund benchmark, effective July 1, 2014.

In connection with this change, the index table in the “Investment Risks and Performance” section of the Fund’s Summary Prospectus and Prospectus is replaced with the following:

Index % (reflects no deduction for fees, expenses or taxes)	One Year	5 Years	10 Years	Since Inception
S&P Developed Property Net Index	5.01	15.60	7.81	N/A
FTSE EPRA/NAREIT Developed Real Estate Net Index	3.67	15.24	N/A	N/A
S&P 500 Index	32.37	17.93	7.40	N/A